Costs of revenues - Schedule of cost of revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities And Deferred Income [Line Items]
Total	$ 118,603	$ 92,637	$ 99,913
Bandwidth costs [Member]
Contract Liabilities And Deferred Income [Line Items]
Total	80,720	62,384	57,093
Cost of inventories sold [Member]
Contract Liabilities And Deferred Income [Line Items]
Total	1,516	1,660	7,181
Revenue-sharing from live streaming business
Contract Liabilities And Deferred Income [Line Items]
Total	26,506	15,640	20,734
Depreciation of servers and other equipment [Member]
Contract Liabilities And Deferred Income [Line Items]
Total	4,805	6,247	5,198
Payment handling fees [Member]
Contract Liabilities And Deferred Income [Line Items]
Total	3,066	1,459	1,658
Other costs (note) [Member]
Contract Liabilities And Deferred Income [Line Items]
Total	$ 1,990	$ 5,247	$ 8,049